UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		August 8, 2005


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		49

Form 13F Information Table Value Total:		$148,035.6648






List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3  Column 4 Column 5          Column 6   Column 7  Column8

                                                    VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ABC BANCORP               Common       000400101      4,512  249,574sh         sole                249,574
ADESA INC.                Common       00686U104      2,641  121,298sh         sole                121,298
AMETEK INC                Common       031100100      3,199   76,445sh         sole                 76,445
ASTORIA FINANCIAL CORP    Common       011593496      4,193  147,265sh         sole                147,265
BENJAMIN FRANKLIN BANCORP Common       082073107        173   15,000sh         sole                 15,000
CAMBRIDGE BANCORP         Common       132152109        328   11,000sh         sole                 11,000
CENDANT CORPORATION       Common       151313103      3,203  143,179sh         sole                143,179
CENTRAL PARKING CORP      Common       154785109      2,713  197,305sh         sole                197,305
COLONY BANKCORP, INC.     Common       19623P101      3,541  117,889sh         sole                117,889
COMMERCIAL CAPITAL BANCORPCommon       20162L105      2,500  149,631sh         sole                149,631
COMMUNITY CAPITAL CORP.   Common       20363C102        155    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100        264   11,968sh         sole                 11,968
FORD MOTOR COMPANY        Common       345370860      2,636  257,412sh         sole                257,412
FPL GROUP INC.            Common       302571104      3,191   75,860sh         sole                 75,860
HF FINANCIAL CORP         Common       404172108      4,176  191,130sh         sole                191,130
INTERNATIONAL BANCSHARES CCommon       459044103      3,886  137,370sh         sole                137,370
MAC-GRAY CORP             Common       554153106         97   10,550sh         sole                 10,550
MARATHON OIL CORP         Common       565849106      3,069   57,500sh         sole                 57,500
NATIONAL CITY CORPORATION Common       635405103      3,594  105,320sh         sole                105,320
NAUGATUCK VALLEY FINANCIALCommon       639067107         13    1,184sh         sole                  1,184
NEWALLAINCE BANCSHARES, INCommon       650203102        281   20,018sh         sole                 20,018
NORTH FORK BANCORPORATION Common       659424105      3,516  125,162sh         sole                125,162
NORTHRIM BANCORP INC.     Common       666762109        723   30,800sh         sole                 30,800
PACIFICARE HEALTH SYSTEMS Common       695112102      3,786   52,990sh         sole                 52,990
PEOPLES BANCORP INC       Common       709789101        584   21,850sh         sole                 21,850
PHH CORP                  Common       693320202        126    4,908sh         sole                  4,908
PSB HOLDINGS INC.         Common       69360W108         21    2,000sh         sole                  2,000
SOUTH FINANCIAL GROUP INC Common       837841105      3,633  127,830sh         sole                127,830
SOUTHWEST BANCORP INC.    Common       844767103      3,727  181,975sh         sole                181,975
SOVEREIGN BANCORP INC     Common       845905108      4,131  184,922sh         sole                184,922
STEWART INFORMATION SERVICCommon       860372101      3,289   78,320sh         sole                 78,320
TD BANKNORTH INC          Common       87235A101      4,309  144,591sh         sole                144,591
TORO CO                   Common       891092108      2,600   67,350sh         sole                 67,350
TXU CORPORATION           Common       873168108      3,322   39,980sh         sole                 39,980
UNITEDHEALTH GROUP INC    Common       91324P102      3,292   63,132sh         sole                 63,132
VERIZON COMMUNICATIONS    Common       92343V104      2,881   83,394sh         sole                 83,394
WEBSTER FINANCIAL CORP - CCommon       947890109      5,434  116,387sh         sole                116,387
WELLPOINT INC (NEW)       Common       94973V107      3,424   49,160sh         sole                 49,160
WESCO INTERNATIONAL INC   Common       95082P105      3,341  106,480sh         sole                106,480
AUTOLIV INC.              Common       052800109     12,289  280,580sh         sole                280,580
BHP BILLITON LTD - SPON ADCommon       088606108      5,034  184,390sh         sole                184,390
CEMEX SA - SPONS ADR PART Common       151290889     14,358  338,480sh         sole                338,480
ENI SPA - ADR 5:1         Common       26874R108      4,333   33,800sh         sole                 33,800
METHANEX CORPORATION (US SCommon       59151K108        250   15,200sh         sole                 15,200
PLIVA DD - REG S GDR      Common       72917Q202        704   56,000sh         sole                 56,000
REPSOL S.A. ADR 1:1       Common       76026T205      2,719  108,200sh         sole                108,200
SAMSUNG ELECTRONICS COMMONCommon       796050888      5,570   23,280sh         sole                 23,280
SAMSUNG ELECTRONICS PFD N/Common       796050201        163    1,000sh         sole                  1,000
SAMSUNG SDI CO LTD-GDR    Common       796054203        585   24,900sh         sole                 24,900
SK TELECOM CO LTD ADR     Common       78440P108        357   17,500sh         sole                 17,500
TORONTO-DOMINION BANK     Common       891160509      1,169   26,201sh         sole                 26,201



















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